Trade and other liabilities and other non-current liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Trade and other liabilities and other non-current liabilities
Trade and other liabilities.	€ 97,780	€ 134,653
Current financial instruments	5
Accrued charges	1,092	548
Total trade and other liabilities	98,877	135,201
Non-current contingent consideration related to milestones CellPoint	20,576	20,972
Other non-current liabilities	13,245	10,598
Total Other non-current liabilities	€ 33,821	€ 31,570